VESSELS AND OTHER FIXED ASSETS, NET (Tables)	6 Months Ended
Jun. 30, 2013
VESSELS AND OTHER FIXED ASSETS, NET
Analysis Unaudited Condensed Consolidated Balance Sheets
The amounts in the accompanying unaudited condensed consolidated balance sheets are analyzed as follows:

	December 31, 2012	June 30, 2013

Cost
Vessels	$56,966	$56,966
Dry docking and Special survey	2,195	2,195
Other fixed assets	1,024	1,024
Total cost	60,185	60,185
Accumulated depreciation	(22,682)	(24,074)
Vessels and other fixed assets, net	$37,503	$36,111